S000009184 [Member] Expense Example, No Redemption - S000009184 [Member]	Dec. 31, 2025 USD ($)
C000251059 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 85
Expense Example, No Redemption, 3 Years	269
Expense Example, No Redemption, 5 Years	469
Expense Example, No Redemption, 10 Years	1,047
C000024954 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	679
Expense Example, No Redemption, 3 Years	903
Expense Example, No Redemption, 5 Years	1,145
Expense Example, No Redemption, 10 Years	1,836
C000024956 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	186
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	999
Expense Example, No Redemption, 10 Years	1,971
C000024957 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	269
Expense Example, No Redemption, 5 Years	469
Expense Example, No Redemption, 10 Years	1,047
C000122736 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	81
Expense Example, No Redemption, 3 Years	257
Expense Example, No Redemption, 5 Years	448
Expense Example, No Redemption, 10 Years	1,000
C000122737 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	242
Expense Example, No Redemption, 5 Years	421
Expense Example, No Redemption, 10 Years	$ 941